COMMITMENTS (Details) - USD ($)	Dec. 31, 2018	Oct. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
2019	$ 32,432	$ 168,824
2020	195,574
2021	201,501
2022	189,837
TOTAL	$ 619,344